Investments in associates and joint ventures (Details Narrative) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2023
Investments In Associates And Joint Ventures
Capital reduction in foreign subsidiary approved	$ 1,500
Other financial items, net	$ 1,543
Remaining balance of cumulative translation adjustments		$ 4,906